Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities
	December 31, 2014	December 31, 2013
Deferred tax assets:
Loss carry forwards	$1,157,000	$336,050
Valuation allowance for deferred tax assets	(1,157,000)	(336,050)
Net deferred tax assets	$-	$-

Schedule of Effective Income Tax Rate Reconciliation
	2014	2013
Statutory U.S. income tax rate	34.00%	34.00%
State taxes, net of federal tax effect	6.47	6.47
Change in valuation allowance	(34.22)	(26.04)
Other, including permanent differences	(6.24)	(14.43)
Effective income tax benefit rate	-%	-%